                                            File Numbers 333-12283 and 811-7817

                         SECURITIES AND EXCHANGE COMMISSION
                               Washington, D.C. 20549


                                     Form N-1A

            REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933  X
                                                                    ---

                         Pre-Effective Amendment Number ___

                         Post-Effective Amendment Number 5


                                       and/or


        REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940  X
                                                                        ---

                                 Amendment Number 5



                            ADVANTUS VENTURE FUND, INC.
                 (Exact Name of Registrant as Specified in Charter)


                400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA  55101
                      (Address of Principal Executive Offices)
         REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: (651) 665-3826


        ERIC J. BENTLEY, 400 ROBERT STREET NORTH, ST. PAUL, MINNESOTA 55101
                     (Name and Address of Agent for Service)


                                      Copy to:
                             Michael J. Radmer, Esquire
                                Dorsey & Whitney LLP
                               220 South Sixth Street
                         Minneapolis, Minnesota  55402-1498

IT IS PROPOSED THAT THIS FILING WILL BECOME EFFECTIVE (check appropriate box)

      X   immediately upon filing pursuant to paragraph (b)
     ___

     ___  On (date) pursuant to paragraph (b)
     ___  60 days after filing pursuant to paragraph (a)(1)

     ___  on (date) pursuant to paragraph (a)(1)

     ___  75 days after filing pursuant to paragraph (a)(2)
     ___  on (date) pursuant to paragraph (a)(2) of Rule 485.
IF APPROPRIATE, CHECK THE FOLLOWING BOX:
     ___ this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Part A and Part B to the Resgistration Statement of Form N-1A for the Advantus Venture Fund, Inc. are incorporated herein by reference, in their entirety, from Post-Effective Amendment Number 4 filed December 3, 1998.

                             PART C.  OTHER INFORMATION

ITEM 23.  EXHIBITS

     The exhibits to this Registration Statement are listed in the Exhibit Index hereto and are incorporated herein by reference.

ITEM 24.  PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH THE FUND

Wholly-owned subsidiary of Minnesota Mutual Companies, Inc.:

     Securian Holding Company (Delaware)

Wholly-owned subsidiary of Securian Holding Company:

     Securian Financial Group, Inc. (Delaware)

Wholly-owned subsidiary of Securian Financial Group, Inc.

     Minnesota Life Insurance Company

Wholly-owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Capital Management, Inc.
     HomePlus Insurance Company
     Northstar Life Insurance Company (New York)
     The Ministers Life Insurance Company
     Robert Street Energy, Inc.
     Capitol City Property Management, Inc.
     DataPlan Securities, Inc. (Ohio)
     MIMLIC Imperial Corporation
     MIMLIC Funding, Inc.
     MCM Funding 1997-1, Inc.
     MCM Funding 1998-1, Inc.
     Personal Finance Company (Delaware)
     MIMLIC Venture Corporation
     HomePlus Insurance Agency, Inc.
     Ministers Life Resources, Inc.
     Enterprise Holding Corporation
     Wedgewood Valley Golf, Inc.

Open-end registered investment company offering shares solely to separate accounts of Minnesota Life Insurance Company:

     Advantus Series Fund, Inc.

Wholly-owned subsidiary of Advantus Capital Management, Inc.:

     Ascend Financial Services, Inc.

Wholly-owned subsidiaries of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Massachusetts, Inc. (Massachusetts) MIMLIC Insurance Agency of Texas, Inc. (Texas)
     Ascend Insurance Agency of Nevada, Inc. (Nevada)
     Ascend Insurance Agency of Oklahoma, Inc. (Oklahoma)

Wholly-owned subsidiaries of Enterprise Holding Corporation:

     Financial Ink Corporation
     Oakleaf Service Corporation
     Concepts in Marketing Research Corporation
     Concepts in Marketing Services Corporation
     Lafayette Litho, Inc.

Wholly-owned subsidiary of HomePlus Insurance Agency, Inc.:

     HomePlus Insurance Agency of Texas, Inc. (Texas)

Majority-owned subsidiaries of MIMLIC Imperial Corporation:

     J. H. Shoemaker Advisory Corporation (Tennessee)
     Consolidated Capital Advisors, Inc. (Tennessee)

Majority-owned subsidiary of Ascend Financial Services, Inc.:

     MIMLIC Insurance Agency of Ohio, Inc. (Ohio)

Majority-owned subsidiaries of Minnesota Life Insurance Company:

     MIMLIC Life Insurance Company (Arizona)
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.

Fifty percent-owned subsidiary of MIMLIC Imperial Corporation:

     C.R.I. Securities, Inc.

Less than majority owned, but greater than 25% owned, subsidiaries of Minnesota Life Insurance Company:

     Advantus Money Market Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Index 500 Fund, Inc.

Less than 25% owned subsidiaries of Minnesota Life Insurance Company:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Bond Fund, Inc.

Unless indicated otherwise parenthetically, each of the above corporations is a Minnesota corporation.

ITEM 25.  INDEMNIFICATION

     The Articles of Incorporation and Bylaws of the Registrant provide that the Registrant shall indemnify such persons, for such expenses and liabilities, in such manner, under such circumstances, to the full extent permitted by Section 302A.521, Minnesota Statutes, as now enacted or hereafter amended, provided that no such indemnification may be made if it would be in violation of Section 17(h) of the Investment Company Act of 1940, as now enacted or hereafter amended. Section 302A.521 of the Minnesota Statutes, as now enacted, provides that a corporation shall indemnify a person made or threatened to be made a party to a proceeding against judgments, penalties, fines, settlements and reasonable expenses, including attorneys' fees and disbursements, incurred by the person in connection with the proceeding, if, with respect to the acts or omissions of the person complained of in the proceeding, the person has not been indemnified by another organization for the same judgments, penalties, fines, settlements and reasonable expenses incurred by the person in connection with the proceeding with respect to the same acts or omissions; acted in good faith; received no improper personal benefit and the Minnesota Statute dealing with directors' conflicts of interest, if applicable, has been satisfied; in the case of a criminal proceeding, had no reasonable cause to believe the conduct was unlawful and reasonably believed that the conduct was in the best interests of the corporation or, in certain circumstances, reasonably believed that the conduct was not opposed to the best interests of the corporation.

          Section 17(h) of the Investment Company Act of 1940 provides that neither the charter, certificate of incorporation, articles of association, indenture of trust, nor the by-laws of any registered investment company, nor any other instrument pursuant to which such a company is organized or administered, shall contain any provisions which protects or purports to protect any director or officer of such company against any liability to the company or to its security holders to which he would otherwise be subject by reason of willful misfeasance, bad faith, gross negligence or reckless disregard of duties involved in the conduct of his office. The staff of the Securities and Exchange Commission has stated that it is of the view that an indemnification provision does not violate Section 17(h) if it precludes indemnification for any liability arising by reason of willful misfeasance, bad faith, gross negligence, or reckless disregard of duties ("Disabling conduct") and sets forth reasonable and fair means for determining whether indemnification shall be made. In the staff's view, "reasonable and fair means" would include (1) a final decision on the merits by a court or other body before whom the proceeding was brought that the person to be indemnified ("indemnitee") was not liable by reason of disabling conduct or, (2) in the absence of such a decision, a reasonable determination, based upon a review of the facts, that the indemnitee was not liable by reason of disabling conduct, by (a) the vote of a majority of a quorum of directors who are neither "interested persons" of the company as defined in Section 2(a)(19) of the Investment Company Act of 1940 nor parties to the proceeding ("disinterested, non-party directors") or (b) an independent legal counsel in a written opinion. The dismissal of either a court action or administrative proceeding against an indemnitee for insufficiency of evidence of any disabling conduct with which he has been charged would, in the staff's view, provide reasonable assurance that he was not liable by reason of disabling conduct. The staff also believes that a determination by the vote of a majority of a quorum of disinterested, non-party directors would provide reasonable assurance that the indemnitee was not liable by reason of disabling conduct.

          Insofar as indemnification for liability arising under the Securities Act of 1933 may be permitted to directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions, or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

ITEM 26.  BUSINESS AND OTHER CONNECTIONS OF THE INVESTMENT ADVISER





Directors and Officers   Office with
of Investment Adviser    Investment Adviser    Other Business Connections
---------------------    ------------------    --------------------------

William N. Westhoff      President, Treasurer  Vice President and Director,
                         and Director          Robert Street Energy, Inc.;
                                               Senior Vice President and
                                               Treasurer, Minnesota Life
                                               Insurance Company; President,
                                               MCM Funding 1997-1, Inc.;
                                               President, MCM Funding 1998-1,
                                               Inc.

Frederick P. Feuerherm   Vice President,       Vice President, Minnesota Life
                         Assistant Secretary   Insurance Company; Vice President
                         and Director          and Director, MIMLIC Funding,
                                               Inc.; Vice President and
                                               Assistant Secretary, MCM Funding
                                               and Assistant Secretary, MCM
                                               Funding 1998-1, Inc.1997-1, Inc.;
                                               Vice President

Guy M. de Lambert        Vice President,       Second Vice President, Minnesota
                         Secretary and         Life Insurance Company;
                         Director              President, Secretary and
                                               Director, Personal Finance
                                               Company; President and
                                               Director, Wedgewood Valley Golf,
                                               Inc.; President and Director,
                                               Robert Street Energy, Inc.;
                                               Vice President and Secretary, MCM
                                               Funding 1997-1, Inc.; Vice
                                               President and Secretary, MCM
                                               Funding 1998-1, Inc.



Lynne M. Mills           Vice President        Second Vice President, Minnesota
                                               Life Insurance Company; Vice
                                               President and Director, Robert
                                               Street Energy, Inc.; Vice
                                               President, MCM Funding 1997-1,
                                               Inc.; Vice

                                               President, MCM Funding 1998-1,
                                               Inc.

Dianne Orbison           Vice President        Second Vice President, Minnesota
                                               Life Insurance Company; Vice
                                               President and Director, MCM
                                               Funding 1997-1, Inc.; Vice
                                               President, MIMLIC Venture
                                               Corporation; Vice President and
                                               Director, MCM Funding 1998-1,
                                               Inc.

Richard W. Worthing      Vice President and    Vice President, MCM Funding
                         Head of Equities      1997-1, Inc.; Vice President,
                                               MIMLIC Funding, Inc.; Vice
President,                                     MCM Funding 1998-1, Inc.; Second
                                               Vice President, Minnesota Life
                                               Insurance Company

James P. Tatera          Vice President,       Second Vice President, Minnesota
                         Equity Portfolio      Life Insurance Company; Vice
                         Manager               President, MIMLIC Funding, Inc.;
                                               Vice President and Assistant
                                               Secretary, MCM Funding 1997-1,
                                               Inc.; Vice President and
                                               Assistant Secretary, MCM
                                               Funding 1998-1, Inc.

Marilyn Froelich         Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Director,
                                               Investment Advisory, Minnesota
                                               Life Insurance Company

Loren Haugland           Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Senior
                                               Investment Officer, Minnesota
                                               Life Insurance Company

Thomas A. Gunderson      Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Investment
                                               Officer, Total Return, Minnesota
                                               Life Insurance Company

Kent R. Weber            Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding

                                               1998-1, Inc.; Investment Officer,
                                               Total Return, Minnesota Life
                                               Insurance Company

Jeffrey R. Erickson      Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Investment
                                               Officer, Total Return, Minnesota
                                               Life Insurance Company

Gary A. Aster            Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Investment
                                               Officer, Equities, Minnesota Life
                                               Insurance Company

Wayne R. Schmidt         Vice President        Secretary and Treasurer, MIMLIC
                                               Funding, Inc.; Assistant
                                               Secretary and Treasurer, Robert
                                               Street Energy, Inc.; Vice
                                               President and Secretary, MIMLIC
                                               Imperial Corporation; Vice
                                               President and Assistant
                                               Secretary, MCM Funding
                                               1997-1, Inc.; Vice President and
                                               Assistant Secretary, MCM Funding
                                               1998-1, Inc.; Investment Officer
                                               - Fixed Income PM, Minnesota Life
                                               Insurance Company

Joseph R. Betlej         Vice President        Vice President, Secretary and
                                               Director, Wedgewood Valley Golf,
                                               Inc.; Vice President and
                                               Secretary, MIMLIC Venture
                                               Corporation; Vice President,
                                               MCM Funding 1997-1, Inc.; Vice
                                               President, MCM Funding 1998-1,
                                               Inc.; Senior Investment Officer,
                                               Minnesota Life Insurance Company

Steven Laude             Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President,
                                               MCM Funding 1998-1, Inc.; Senior
                                               Investment Officer - Fixed
                                               Income, Minnesota Life Insurance
                                               Company

Erica Bergsland          Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Senior
                                               Investment Officer - Mortgage,
                                               Minnesota Life Insurance Company

Thomas G. Meyer          Vice President        Vice President, MCM Funding
                                               1997-1, Inc.; Vice President, MCM
                                               Funding 1998-1, Inc.; Director,
                                               Marketing Development, Minnesota
                                               Life Insurance Company

Rodney Hare              Vice President        Director of Institutional
                                               Marketing, Minnesota Life
                                               Insurance Company; Vice
                                               President, MCM Funding 1997-1,
                                               Inc.; Vice President,
                                               MCM Funding 1998-1, Inc.

Gary Kleist              Financial Vice        Director, Investment Operations,
                         President             Minnesota Life Insurance Company;
                                               Vice President, MCM Funding
                                               1997-1, Inc.; Vice President,
                                               MCM Funding, 1998-1, Inc.

Sean O'Connell           Vice President        Senior Investment Officer -
                                               Mortgage, Minnesota Life
                                               Insurance Company; Vice
                                               President, MCM Funding 1997-1,
                                               Inc.; Vice President, MCM Funding
                                               1998-1, Inc.

John Leiviska            Vice President        Senior Investment Officer - Fixed
                                               Income, Minnesota Life Insurance
                                               Company; Vice President, MCM
                                               Funding 1997-1, Inc.; Vice
                                               President, MCM Funding 1998-1,
                                               Inc.

Annette Masterson        Vice President        Senior Investment Officer - Fixed
                                               Income, Minnesota Life Insurance
                                               Company; Vice President, MCM
                                               Funding 1997-1, Inc.; Vice
                                               President, MCM Funding 1998-1,
                                               Inc.

Mark L. Henneman         Vice President        Value Portfolio Manager,
                                               Minnesota Life Insurance

                                               Company; Vice President, MCM
                                               Funding 1997-1, Inc.; Vice
                                               President, MCM Funding 1998-1,
                                               Inc.

Kevin J. Hiniker         Associate General     Investment Officer - Law and
                         Counsel               Assistant Secretary, Minnesota
                                               Life Insurance Company; Assistant
                                               Secretary, Robert Street Energy,
                                               Inc.; Assistant Secretary, MCM
                                               Funding 1997-1, Inc.; Assistant
                                               Secretary, MCM Funding 1998-1,
                                               Inc.



ITEM 27. PRINCIPAL UNDERWRITERS

       (a) Ascend Financial Services, Inc. currently acts as a principal underwriter for the following investment companies:

     Advantus Horizon Fund, Inc.
     Advantus Spectrum Fund, Inc.
     Advantus Mortgage Securities Fund, Inc.
     Advantus Money Market Fund, Inc.
     Advantus Bond Fund, Inc.
     Advantus Cornerstone Fund, Inc.
     Advantus Enterprise Fund, Inc.
     Advantus International Balanced Fund, Inc.
     Advantus Venture Fund, Inc.
     Advantus Index 500 Fund, Inc.
     MIMLIC Cash Fund, Inc.
     Variable Fund D
     Variable Annuity Account
     Minnesota Life Variable Life Account
     Group Variable Annuity Account
     Minnesota Life Variable Universal Life Account

       (b) The name and principal business address, positions and offices with Ascend Financial Services, Inc., and positions and offices with Registrant of each director and officer of Ascend Financial Services, Inc. is as follows:


                                        Positions and                        Positions and
Name and Principal                      Offices                              Offices
Business Address                        with Underwriter                     with Registrant
------------------                      ----------------                     ---------------
Robert E. Hunstad                       Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

George I. Connolly                      President, Chief                     None
Ascend Financial Services, Inc.         Executive Officer, Chief
400 Robert Street North                 Compliance Officer and
St. Paul, Minnesota 55101               Director




Margaret Milosevich                     Vice President, Chief                Assistant
Ascend Financial Services, Inc.         Operations Officer,                  Secretary
400 Robert Street North                 Treasurer and Secretary
St. Paul, Minnesota 55101

Dennis E. Prohofsky                     Director                             None
Minnesota Life
  Insurance Company
400 Robert Street North
St. Paul, Minnesota 55101

Thomas L. Clark                         Assistant Treasurer                  Assistant
Ascend Financial Services, Inc.         and Assistant Secretary              Secretary
400 Robert Street North
St. Paul, Minnesota 55101




          (c)  Not applicable.

ITEM 28.  LOCATION OF ACCOUNTS AND RECORDS

          The physical possession of the accounts, books and other documents required to be maintained by Section 3(a) of the Investment Company Act of 1940 and Rules 31a-1 to 31a-3 promulgated thereunder is maintained by Minnesota Life, 400 Robert Street North, St. Paul, Minnesota 55101; except that the physical possession of certain accounts, books and other documents related to the custody of the Registrant's securities is maintained by the following custodian:

          U.S. Bank National Association
          180 East Fifth Street
          St. Paul, Minnesota  55101

ITEM 29.  MANAGEMENT SERVICES

          Not applicable.

ITEM 30.  UNDERTAKINGS

          (a)  Not applicable.

          (b)  Not applicable.

          (c) The Registrant hereby undertakes to furnish, upon request and without charge to each person to whom a prospectus is delivered, a copy of the Registrant's latest annual report to shareholders containing the information called for by Item 5A.

                                     SIGNATURES


     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940 the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of St. Paul and the State of Minnesota on the 1st day of February, 1999.

                                             ADVANTUS VENTURE FUND, INC.
                                                      Registrant


                                             By
                                               ------------------------------
                                               William N. Westhoff, President


     Pursuant to the requirements of the Securities Act of 1933, this Post-Effective Amendment to the Registration Statement has been signed below by the following persons in the capacities and on the date indicated.


  -------------------         President (principal     February 1, 1999
  William N. Westhoff         executive officer)
                              and Director



  ----------------------      Director and Treasurer   February 1, 1999
  Frederick P. Feuerherm      (principal financial
                              and accounting officer)



  Ralph D. Ebbott*            Director)
  ---------------------------
  Ralph D. Ebbott                     )                By--------------------
                                      )                   William N. Westhoff
                                      )                   Attorney-in-Fact

  Charles E. Arner*           Director)
  ----------------------------
  Charles E. Arner                    )                Dated:  February 1, 1999

                                      )
                                      )

  Ellen S. Berscheid*         Director)
  ----------------------------
  Ellen S. Berscheid                  )


----------------
*Registrant's director executing power of attorney dated October 22, 1998, a copy of which is filed herewith.

                            ADVANTUS VENTURE FUND, INC.
                                   EXHIBIT INDEX
Exhibit Number and Description:

     (a)       Articles of Incorporation for the Registrant. (1)

     (b)       Bylaws of the Registrant. (1)

     (c)       Not applicable.

     (d) Investment Advisory Agreement between Advantus Capital Management, Inc. and the Registrant. (1)

     (e)(1) Underwriting and Distribution Agreement between the Registrant and Ascend Financial Services, Inc. (3)


     (e)(2) Form of Dealer Sales Agreement between Ascend Financial Services, Inc., principal underwriter for the Registrant, and dealers. (3)

     (f)       Not applicable.

     (g) Custodian Agreement between the Registrant and First Trust National Association. (1)

     (h) Shareholder and Administrative Services Agreement between the Registrant and The Minnesota Mutual Life Insurance Company. (3)


     (i)       Opinion and Consent of Dorsey & Whitney LLP.


     (j)       Consent of KPMG Peat Marwick LLP. (3)

     (k)       Not applicable.

     (l)(1) Letter of Investment Intent regarding the Registrant's initial capital from Advantus Capital Management, Inc. (1)

     (l)(2) Letter of Investment Intent regarding the Registrant's initial capital from The Minnesota Mutual Life Insurance Company. (2)

     (m)(1)    Plan of Distribution for Class A shares of the Registrant. (3)

     (m)(2)    Plan of Distribution for Class B shares of the Registrant. (1)

     (m)(3)    Plan of Distribution for Class C shares of the Registrant. (1)

     (n)(1)    Financial Data Schedule for Class A Shares of the Registrant.

     (n)(2)    Financial Data Schedule for Class B Shares of the Registrant.

     (n)(3)    Financial Data Schedule for Class C Shares of the Registrant.

     (o)       Multiple Class Plan pursuant to Rule 18f-3. (3)

     (p) Power of Attorney to sign Registration Statement executed by Directors of Registrant.

--------------------

(1) Incorporated by reference to the Registrant's initial registration statement on Form N-1A filed September 19, 1996.

(2) Incorporated by reference to the Registrant's post-effective amendment to its registration statement on Form N-1A filed November 20, 1997.

(3) Incorporated by reference to the Registrant's Registration Statement on Form N-1A filed December 3, 1998.